Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	June 30, 2024	December 31, 2023
	U.S. dollars in thousands

Accrued vacation	3,269	2,820
Accrued expenses and other	2,432	2,102
Taxes payable	19	36
	5,720	4,958